COMMITMENTS AND CONTINGENCIES (Details 2) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Commitments and guarantees
Amount of guarantees and commitments, year one	$ 111,023
Letter of credit outstanding amount	8,600
Guarantees, surety bonds, and letters of credit
Commitments and guarantees
Guarantees and commitments amount	88,700
Amount of guarantees and commitments, year one	65,100
Guarantees
Commitments and guarantees
Guarantees and commitments amount	$ 41,300
Guarantees | Minimum
Commitments and guarantees
Notice period for termination of lease	60 days
Guarantees | Maximum
Commitments and guarantees
Notice period for termination of lease	90 days
Guarantees construction loan
Commitments and guarantees
Guarantees and commitments amount	$ 36,700